OTHER INCOME	6 Months Ended
Jun. 27, 2025
Other Income [Abstract]
OTHER INCOME
OTHER INCOME
For the six months ended 27 June 2025 and 28 June 2024, other income totalled €30 million and nil, respectively.
During the first half of 2025, the Group recognised €30 million of other income related to additional consideration received from the sale of a property located in Germany.